Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	229,925,645.72	19,892
Yield Supplement Overcollateralization Amount 02/28/21	6,767,248.47	0
Receivables Balance 02/28/21	236,692,894.19	19,892
Principal Payments	14,860,513.01	529
Defaulted Receivables	221,022.15	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	6,139,296.69	0
Pool Balance at 03/31/21	215,472,062.34	19,348

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.53%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,891,626.92	122
Past Due 61-90 days	307,030.43	19
Past Due 91-120 days	56,173.50	10
Past Due 121+ days	0.00	0
Total	2,254,830.85	151

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	338,067.30
Aggregate Net Losses/(Gains) - March 2021	(117,045.15)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.59%
Prior Net Losses Ratio	-0.84%
Second Prior Net Losses Ratio	0.39%
Third Prior Net Losses Ratio	0.03%
Four Month Average	-0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.94%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.09%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	29.17

Flow of Funds	$ Amount
Collections	17,607,512.91
Investment Earnings on Cash Accounts	40.37
Servicing Fee	(197,244.08)
Transfer to Collection Account	0.00
Available Funds	17,410,309.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	409,990.79
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	4,258,316.97
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,473,088.20
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	17,410,309.20

Servicing Fee	197,244.08
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 03/15/21	219,730,379.31
Principal Paid	14,453,583.38
Note Balance @ 04/15/21	205,276,795.93

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	106,050,379.31
Principal Paid	14,453,583.38
Note Balance @ 04/15/21	91,596,795.93
Note Factor @ 04/15/21	26.9402341%

Class A-4
Note Balance @ 03/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	83,100,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	30,580,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	483,637.62
Total Principal Paid	14,453,583.38
Total Paid	14,937,221.00

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	220,938.29
Principal Paid	14,453,583.38
Total Paid to A-3 Holders	14,674,521.67

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4828265
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.4293421
Total Distribution Amount	14.9121686

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6498185
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.5105394
Total A-3 Distribution Amount	43.1603579

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	294.62
Noteholders' Principal Distributable Amount	705.38

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,548,816.60
Investment Earnings	21.65
Investment Earnings Paid	(21.65)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$626,111.74	$719,764.00	$928,403.78
Number of Extensions	40	47	61
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.29%	0.35%